Schedule of deferred revenues (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred revenues on maintenance contracts	€ 920	€ 731
Deferred revenue on RPP	84	16
Deferred revenue on sale of devices	172	121
Deferral of the gain on sale-lease-back transactions	2	5
Total	€ 1,177	€ 873